Income Taxes - Summary of Significant Components of Deferred Tax Assets (Labilities) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Non-current deferred tax assets
Tax losses	¥ 189,984	$ 27,167	¥ 169,879		¥ 160,563
Lease liabilities	20,522	2,935	21,477		13,103
Expected credit losses	18,102	2,589	16,264		20,337
Welfare payables	8,093	1,157	6,382		5,208
Accruals and others	4,122	589	2,527		875
Unrealized profit arising from elimination of inter-company transactions	2,753	394	132		(146)
Inventory provision	1,357	194	1,421		1,397
Intangible assets	101	14	65		0
Total deferred tax assets	245,034	35,039	218,147		201,337
Less: valuation allowance	(218,223)	(31,205)	(198,412)	$ (28,372)	(189,418)	¥ (149,646)
Deferred tax assets, net of valuation allowance	26,811	3,834	19,735		11,919
Non-current deferred tax liabilities
Right-of-use assets	(18,039)	(2,579)	(19,682)		(11,919)
Unrealized gain on investments accounted for using equity method and other investments	(2,095)	(300)	(345)		(292)
Total deferred tax liabilities	(20,134)	(2,879)	(20,027)		(12,211)
Deferred tax assets, net	6,969	997	0		0
Deferred tax liabilities, net	¥ (292)	$ (42)	¥ (292)		¥ (292)